Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash and cash equivalents

4.	Cash and cash equivalents

They are financial assets measured at amortized cost using the effective interest rate method.

The Company classifies its financial assets upon initial recognition.

	2023	2022

Cash and banks	37,029	59,959
Unrestrictedly available financial investments:
CDB’s / “Operações compromissadas”	3,040,902	2,488,754

	3,077,931	2,548,713

Bank certificates of deposit (“CDBs”) and “Operações compromissadas” are nominative securities issued by banks and sold to the public as a form of fund raising. Such marketable securities may be traded during the contracted term, at any time, without significant loss in their value and are used for the fulfillment of short-term obligations by the Company.

The annual average return of the Company's investments related to CDB’s and “Operações compromissadas” is 101.88% (100.12% on December 31, 2022) of the variation of the interbank deposit certificate – CDI.